Retirement benefit plan - Change in other comprehensive gains (losses) (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other comprehensive gains/(losses) [Abstract]
Effect of changes in demographic assumptions	SFr 136	SFr 29	SFr 0
Effect of changes in financial assumptions	(2,908)	8,397	156
Effect of changes in experience assumptions	(57)	(1,726)	(252)
Return on plan assets excluding interest income	1,160	(2,274)	1,052
Total other comprehensive gain	SFr (1,669)	SFr 4,426	SFr 956
Weighted average duration period for defined benefit obligation	15 years 6 months	14 years 10 months 24 days